FINANCIAL RISK MANAGEMENT - Disclosure of Credit Quality of Assets, Probability of Default (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stage 2 and Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	£ 126	£ 1,540
Reverse repurchase agreement
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0
Partial write off | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	577	511
Loans and advances to banks and customers, outstanding	1,360	1,279
Modified | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and advances to banks and customers	£ 5,279	£ 6,657
RMS 1-6 | Retail £m | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
RMS 1-6 | Retail £m | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.80%
RMS 4–6 | Retail £m | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.81%
RMS 4–6 | Retail £m | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.50%
RMS 7–9 | Retail £m | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	4.51%
RMS 7–9 | Retail £m | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.00%
RMS 10 | Retail £m | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	14.01%
RMS 10 | Retail £m | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
RMS 11–13 | Retail £m | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.01%
RMS 11–13 | Retail £m | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.99%
RMS 14 | Retail £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%
CMS 1-10 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.00%
CMS 1-10 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.10%
CMS 6–10 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.101%
CMS 6–10 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.50%
CMS 11–14 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	0.501%
CMS 11–14 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.00%
CMS 15–18 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	3.001%
CMS 15–18 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.00%
CMS 19 | Commercial | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	20.001%
CMS 19 | Commercial | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	99.999%
CMS 20–23 | Commercial
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of default loans and advances to banks and customers (in percent)	100.00%